Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Current
Accrued expenses		₨ 24,783		₨ 21,844
Employee benefits payable		6,945		7,474
Statutory dues payable		4,168		4,571
Deferred revenue	[1]	374		812
Advance from customers		1,061		1,169
Others		5,566		3,602
Current liabilities		42,897	$ 515	39,472
Non-current
Deferred revenue	[1]	1,193		1,555
Others		2,776		1,293
Non-current liabilities		₨ 3,969	$ 48	₨ 2,848

[1]	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) for details of deferred revenue.